LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
LOANS RECEIVABLE, NET
Schedule of Loans receivable, net

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	308,016,920	197,473,408	28,630,953
Third parties	45,216,904	38,862,429	5,634,523
Less: bad debt provision	(105,703,244)	(54,668,667)	(7,926,212)
Total	247,530,580	181,667,170	26,339,264

Loans receivable, non-current portion
Franchisees	294,150,438	373,477,244	54,149,110
Third parties	9,000,000	28,344,271	4,109,533
Less: bad debt provision	(12,182,758)	(224,649,006)	(32,571,044)
Total	290,967,680	177,172,509	25,687,599

Schedule of aging of past-due loans receivables

The following table presents the aging of past-due gross loans receivable as of December 31, 2021 and 2022:

7 to 12
	1 to 3 months	4 to 6 months	months past	Over 1 year
	past due	past due	due	past due	Total
	RMB	RMB	RMB	RMB	RMB

December 31, 2021	42,412,387	25,028,613	33,136,695	39,751,902	140,329,597

			7 to 12
	1 to 3 months	4 to 6 months	months past	Over 1 year
	past due	past due	due	past due	Total
	RMB	RMB	RMB	RMB	RMB

December 31, 2022	37,705,971	17,747,676	95,949,547	134,179,464	285,582,658
December 31, 2022 (USD)	5,466,852	2,573,171	13,911,377	19,454,193	41,405,593

Schedule of movement of allowance for loans receivable

	Years Ended December 31,
	2021	2022	2022
	RMB	RMB	USD
Balance of the beginning of the year	18,000,000	117,886,002	17,091,864
Provision	99,886,002	161,431,671	23,405,392
Balance of the end of the year	117,886,002	279,317,673	40,497,256
Evaluated for impairment on an individual basis	117,886,002	116,852,875	16,942,074